UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5270

The Dreyfus/Laurel Funds, Inc. - Dreyfus Premier Core Equity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31

Date of reporting period:	11/30/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Premier Core Equity Fund
Statement of Investments
November 30, 2004(Unaudited)

Common Stock-99.7%	Shares		Value($)

Banking-7.0%
Bank of America	125,000		5,783,750
Federal Home Loan Mortgage	35,000		2,389,100
Federal National Mortgage Association	65,000		4,465,500
SunTrust Banks	45,000		3,208,500
			15,846,850

Capital Goods-6.8%
Emerson Electric	60,000		4,009,200
General Electric	320,000		11,315,200
			15,324,400

Diversified Financials-9.3%
American Express	92,000		5,125,320
Citigroup	200,233		8,960,427
JP Morgan Chase & Co.	100,000		3,765,000
Merrill Lynch	60,000		3,342,600
			21,193,347

Energy-16.7%
BP, ADR	125,000		7,668,750
ChevronTexaco	121,000		6,606,600
ConocoPhillips	35,000		3,184,650
Exxon Mobil	310,160		15,895,700
Occidental Petroleum	20,000		1,204,200
Royal Dutch Petroleum, ADR	57,000		3,263,820
			37,823,720

Food, Beverage & Tobacco-16.6%
Altria Group	220,000		12,647,800
Anheuser-Busch Cos.	90,000		4,508,100
Coca-Cola	190,000		7,468,900
Kraft Foods	75,000	[b]	2,565,000
Nestle, ADR	70,050	[a]	4,494,127
PepsiCo	120,000		5,989,200
			37,673,127

Food & Drug Retailing-6.0%
Wal-Mart Stores	135,000		7,028,100
Walgreen	175,000		6,681,500
			13,709,600

Hotels Restaurants & Leisure-.5%
McDonald's	40,000		1,229,600

Household & Personal Products-5.2%
Colgate-Palmolive	50,000		2,299,500
Estee Lauder Cos., Cl. A	40,000		1,745,600
Procter & Gamble	147,000		7,861,560
			11,906,660

Insurance-5.2%
American International Group	72,580		4,597,943
Berkshire Hathaway, Cl. B	6	[a]	16,680
Berkshire Hathaway, Cl. A	55	[a]	4,603,500
Marsh & McLennan Cos.	90,000		2,573,100
			11,791,223

Media-4.4%
Fox Entertainment Group, Cl. A	5,000	[a]	147,000
McGraw-Hill Cos.	60,000		5,263,800
News, Cl. A	200,000	[b]	3,538,000
Time Warner	22,500	[a]	398,475
Viacom, Cl. B	20,000		694,000
			10,041,275

Pharmaceuticals & Biotechnology-11.2%
Abbott Laboratories	100,000		4,196,000
Johnson & Johnson	100,000		6,032,000
Lilly (Eli) & Co.	70,000		3,733,100
Merck & Co.	100,000		2,802,000
Pfizer	310,350		8,618,420
			25,381,520

Retailing-1.0%
Target	45,000		2,304,900

Semiconductors & Semiconductor Equipment-4.1%
Intel	420,000		9,387,000

Software & Services-3.5%
Microsoft	300,000		8,043,000

Technology Hardware & Equipment-.9%
International Business Machines	22,000		2,073,280

Transportation-1.3%
United Parcel Service, Cl. B	35,000		2,945,250

Total Common Stocks
(cost $207,287,824)			226,674,752

Investment Of Cash Collateral
for Securities Loaned-1.7%	Shares	Value($)

Registered Investment Company:
Dreyfus Instutional Cash Advantage Plus Fund
(cost$3,855,400)	3,855,400 [c]	3,855,400

Total Investments(cost $211,143,224)	101.4%	230,530,152

Liabilities, Less Cash and Receivables	(1.4%)	(3,278,812)

Net Assets	100.0%	227,251,340

[a] Non-Income Producing.
[b] All or a portion of these securities are on loan. At November 30, 2004 the total market value of the fund's securities on loan is $3,601,790 and the total market value of the collateral held by the fund is $3,855,400
[c] Investments in affiliated money market mutual funds
[d] Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc. - Dreyfus Premier Core Equity Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	January 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	January 21, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	January 21, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)